Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 17, 2014
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001608530
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 17, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jul. 21, 2014
Prospectus Date	rr_ProspectusDate	Jul. 24, 2014